[NAME] [DATE], 2026 [PROJECT NAME] [PROJECT LOCATION] 1 [PROJEC IMAGE]

▪ $7.4 billion in assets ▪ Opened doors in 1984 – established to encourage and assist development of lower income housing while creating employment for the construction trades ▪ Specialize in debt financing for the development and preservation of affordable housing projects ▪ Union construction jobs creation – 100% union labor requirement ▪ Competitive fixed income returns relative to its benchmark, the Bloomberg US Aggregate Bond Index ▪ SEC - registered mutual fund under Investment Company Act of 1940 As of March 31 , 2026 Summary of the HIT 2

HIT’s Experienced and Diverse Leadership Chang Suh, CFA Chief Executive Officer and Chief Investment Officer 30+ years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance Erica Khatchadourian Chief Operating Officer 35+ years of experience in operations, general and personnel management, policy development and accounting for financial transactions, with 32 years at the HIT Lesyllee White Chief Marketing Officer 30+ years of business development experience in the financial services industry, with 25+ years at the HIT Julissa Servello Managing Director - Investor Relations 25+ years of experience at the HIT engaging with investors, consultants and stake holders William K. Pierce, CFA Senior Portfolio Manager 10+ years of experience in financial markets, managing and trading investments, with 5 years at the HIT Harpreet Peleg, CFA Chief Financial Officer 25+ years of experience in accounting, finance, operations, regulatory reporting, and compliance with 20 years at the HIT; Leads HIT’s subsidiary, Building America CDE John Hanley Senior Managing Director – Multifamily Origination 35+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 18 years at the HIT Nick Milano General Counsel 30 + years of legal experience in the financial services sector including compliance with regulations under federal and state securities laws, with 16 years at the HIT 3

HIT’s Long History o f Impact Investing, 1984 - present *Source: HIT, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of March 31 , 202 6 . Projects – 93% housing 632 Housing projects include affordability 92% Housing units 132,001 Cities represented across 31 states and DC 212 Invested or allocated $11.7 B Total development cost $23.7 B Total economic impacts $52.7 B Hours of on - site union construction work created 217.0 M 4

*Source: HIT, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of March 31, 2026. Projects – 82% housing 38 Housing projects with affordability 77% Housing units 5,439 Cities represented across 11 states 26 Invested or allocated $1.0 B Total development cost $2.7 B Total economic impacts $6.0 B Hours of on - site union construction work created 23.0 M HIT’s Projects Currently in Construction , as of March 31, 2026 5

[PROJEC IMAGE] HIT’s New York City Investment Initiatives 2002 through March 31, 2026* * Includes purchase of securities for the preservation of affordable housing. Job and economic impact figures are estimates calculated using IMPLAN, an input - output model, based on HIT project data. The data is current as of March 31, 2026. Economic impact data is in 2025 dollars and all other figures are nominal. Projects 78 Housing units 44,555 Affordable units ( 92% ) 40,998 Invested $2.2 B Total development cost $5.9 B Total economic impacts $6.0 B Hours of on - site union construction work created 22.8 M Jobs across industries 26,009 Wages and benefits $3.0 B Local, state and federal tax revenue $1.0 B [PROJECT NAME] [PROJECT LOCATION 6

273 West 22 nd St Manhattan $13M HIT Total Investment 278 Units 25% Affordable 1.5M Hours of on - site union construction work Elizabeth Seton Young Adult Center White Plains $132M HIT Investment $137M Total Development Cost 96 Units 100% Affordable 753K Hours of on - site union construction work HIT New York Investments in Construction 7

Brooklyn Crossing Brooklyn $100 M HIT Total Investment $710 M Total Development Cost 858 Units 30% Affordable 3.9M Hours of on - site union construction work The Ellery (311 West 42nd Street) Manhattan $50 M HIT Investment $337 M Total Development Cost 330 Units 25% Affordable 2.0M Hours of on - site union construction work HIT New York Investments Recently Completed 8

HIT Strategy Overview HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Pension Plan invests in HIT Union workers contribute to pension funds Objectives Strategy Core Competency ▪ Generate competitive risk - adjusted total returns versus its benchmark – primary objective ▪ Create work for union members in the construction trades and related industries ▪ Support housing construction including affordable and workforce ▪ Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) ▪ Offer diversification to investors and invests in highly liquid securities ▪ Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark 9

HIT Performance Relative to Benchmark

AFL-CIO HIT



Total Returns vs. Benchmark
As of March 31, 2026
HIT Gross
HIT Net
Bloomberg Aggregate^
5.09%
4.76%
4.35%
4.35%
4.02%
3.63%
0.59%
0.26%
0.31%
1.87%
1.52%
1.70%
1-year
3-year
5-year
10-year

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance data may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT's investors obtain. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

^ Source: Bloomberg Index Services Limited

AFL-CIO HOUSING INVESTMENT TRUST 10

Portfolio Statistics by Sector Allocation

The graph below show the investment makeup of HIT on 3/31/26. Portfolio holdings are subject to change.*

HIT


Short Term
U.S. Treasury
0.3%
6.9%
SF MBS
12.5%
12.0%
Multifamily
Construction
Investments
80%
Multifamily
68.3%
Multifamily
Permanent MBS

Bloomberg Aggregate^


Multifamily
Other** Permanent MBS
Corporates
U.S. Treasury
5.4%
0.7%
23.9%
<1%
Multifamily
46.1%
23.8%
SF MBS

* Based on total investments and includes unfunded commitments but does not include U.S. Treasury futures contracts.
** Other primarily comprises of Government-Related, ABS, and Non-Agency CMBS securities
^ *Source: Bloomberg Index Services Limited*

AFL-CIO HOUSING INVESTMENT TRUST
11

Portfolio Statistics by Credit Quality The graph below show the investment makeup of HIT on 3/31/26. Portfolio holdings are subject to change.* 36.5% 55.6% 3.7% 0.3% 3.9% HIT Not Rated (Direct Loans) Cash & Cash Equivalents State / Local Government (AAA/AA) Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA) 96% AA or Better * Based on total investments and includes unfunded commitments but does not include U.S. Treasury futures contracts. ^ Source: Bloomberg Index Services Limited 12 51.8% 20.1% 5.2% 22.9% Bloomberg Aggregate^ A & Below AAA/AA Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA) 77% AA or Better

As of March 31, 2026 Relative Value – Fundamentals vs. Benchmark AA Index^ Bloomberg Agg^ HIT AA Index^ Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.69 5.92 5.93 Effective Duration 100% 77.0% 96.1% AA or Better 0.36 0.23 0.20 Convexity 0% 23.0% 3.9% A & Below/Not Rated Similar Prepayment Risk Higher Yield 68% 76% 77% Prepayment Protection 3.68% 3.98% 4.16% Current Yield 32% 24% 23% No Prepayment Protection 4.39% 4.57% 4.82% Yield to Worst 0.11% 0.29% 0.60% Option Adjusted Spread AA Index represents the AA Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited 13

Construction - related Multifamily Investment Process Differentiates the HIT EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves or disapproves PORTFOLIO MANAGEMENT TEAM Rate lock $75M or over under $75M INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves or disapproves transactions for investment, recommends transactions to Executive Committee, if required INVESTMENT MANAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives INVESTMENT MANAGEMENT TEAM ANALYZE AND STRUCTURE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visits ESG Considerations UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management POLICY EFFORTS Identify Subsidies at the State and City Levels Work with Local Stakeholders to Move Forward Development 14

HIT’s Efforts to Support Housing Development Engage to Address Significant Need for Capital, Subsidies, Land, Labor ▪ Resources at the Federal, State and City Levels ▪ Incentives for Private Capital Investments ▪ Community Support to Advocate for More Housing Development ▪ Acceleration of Regulatory Building and Zoning Process ▪ Leveraging Scarce Government Subsidies to Attract More Private Capital 15

Development Targets in New York City Current Market Segments Include : 1. [TYPE] 2. [TYPE] 3. [TYPE] 4. [TYPE] 5. [TYPE] 16

Active Development Opportunities in New York City 17 Estimated Total Development Cost Affordable Units Total Units Location Development Type Housing Type Target Segment [$] [#] [#} [LOCATION] [DEVELOPMENT TYPE] [HOUSING TYPE] [REPRESENTATIVE DETAIL] [TARGET SEGMENT] [TDC total] [unit total] [unit total]

Prudent Expense Management 44 44 42 43 43 43 41 40 42 34 32 31 32 33 32 31 26 28 30 32 34 36 38 40 42 44 46 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 Expense Ratio (bps) Expense Ratio Dramatically Reduced to Low - 30's x HIT remains committed to expense management, operational efficiency, and continued asset growth , which is intended to assist in our efforts to achieve a sustainably lower expense ratio. 18

1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com AFL - CIO Housing Investment Trust Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . 19 [NAME, TITLE CONTACT]